Receivables (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepayments	$ 138.9	[1]	$ 198.0	[1]
Far Southeast (FSE) Deposit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepayments	0		120.0
Mankayan Project-Bezant Resources
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepayments	$ 7.0		$ 7.0

[1]	Includes $7.0 million for the Bezant's Mankayan Project (December 31, 2011: $120.0 million for the FSE project and $7.0 for Bezant).